SEGMENT INFORMATION - MAJOR DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales	$ 1,389,968	$ 1,449,225	$ 1,412,262
Supplies	89,642	109,769	72,276
Employee benefits expense	(1,087,932)	(1,102,668)	(1,060,408)
Asset impairments and Other	(17,495)	(1,977)
Changes in trade provisions	(577)	296	(5,293)
Other operating income	(111,242)	(89,372)	(113,038)
EBITDA	83,080	145,735	161,247
Amortization and depreciation	(121,254)	(133,228)	(120,920)
Finance income (cost)	(165,098)	(100,999)	(82,428)
Profit (loss) before tax	(203,272)	(88,492)	(42,101)
Property Plant Equipment Goodwill And Intangibles	329,559
Capital expenditure			35,874
Intangible, Goodwill and PP&E		420,926	438,387
Allocated assets	885,972	1,112,870	1,176,123
Allocated libilities	1,234,839	1,125,745	1,056,447
Sales to other companies
Disclosure of operating segments [line items]
Sales	949,949	985,039	961,698
Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	440,019	464,186	450,564
Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
EMEA [Member]
Disclosure of operating segments [line items]
Sales	233,921	250,085	234,662
Supplies	36,055	46,527	27,464
Employee benefits expense	(164,985)	(164,267)	(172,950)
Asset impairments and Other	0	0
Changes in trade provisions	(316)	(583)	305
Other operating income	(10,552)	(718)	(18,593)
EBITDA	22,013	37,990	15,350
Property Plant Equipment Goodwill And Intangibles	28,508
Capital expenditure			3,234
Intangible, Goodwill and PP&E		36,877	47,759
Allocated assets	354,332	378,098	400,010
Allocated libilities	140,915	346,893	153,405
EMEA [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	127,945	129,120	113,864
EMEA [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	105,976	120,965	120,798
EMEA [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			0
Americas [Member]
Disclosure of operating segments [line items]
Sales	583,151	631,329	576,937
Supplies	22,150	11,298	11,902
Employee benefits expense	(477,659)	(493,146)	(451,801)
Asset impairments and Other	(9,833)	(1,977)
Changes in trade provisions	(149)	(280)	1,665
Other operating income	(42,273)	(52,378)	(64,072)
EBITDA	31,087	72,250	52,598
Property Plant Equipment Goodwill And Intangibles	116,138
Capital expenditure			8,931
Intangible, Goodwill and PP&E		149,891	150,100
Allocated assets	477,830	551,670	545,587
Allocated libilities	360,660	121,779	309,118
Americas [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	396,225	427,501	381,133
Americas [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	186,926	203,828	195,804
Americas [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			5,101
Brazil [Member]
Disclosure of operating segments [line items]
Sales	572,896	567,811	600,663
Supplies	26,949	51,928	36,302
Employee benefits expense	(441,469)	(435,506)	(430,417)
Asset impairments and Other	(7,662)	0
Changes in trade provisions	(56)	1,159	3,323
Other operating income	(57,749)	(30,054)	(61,139)
EBITDA	39,011	51,482	78,214
Property Plant Equipment Goodwill And Intangibles	184,458
Capital expenditure			23,699
Intangible, Goodwill and PP&E		233,877	240,032
Allocated assets	466,900	535,527	539,222
Allocated libilities	541,060	487,292	451,376
Brazil [Member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	425,779	428,418	466,701
Brazil [Member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	147,117	139,393	133,962
Brazil [Member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			8,732
BRAZIL
Disclosure of operating segments [line items]
Sales	572,896	567,811
BRAZIL | Sales to other companies
Disclosure of operating segments [line items]
Sales	425,779	428,418	466,701
BRAZIL | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	147,117	139,393	133,962
BRAZIL | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			8,732
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Sales	0	0
Supplies	(4,488)	(16)	(3,392)
Employee benefits expense	3,819	9,749	5,240
Asset impairments and Other	0	0
Changes in trade provisions	(56)	0	0
Other operating income	(668)	(6,222)	30,767
EBITDA	(9,031)	(15,987)	15,086
Property Plant Equipment Goodwill And Intangibles	455
Capital expenditure			10
Intangible, Goodwill and PP&E		281	(496)
Allocated assets	(413,090)	(352,425)	(308,696)
Allocated libilities	(192,204)	169,781	142,548
Elimination of intersegment amounts [member] | Sales to other companies
Disclosure of operating segments [line items]
Sales	0	0	0
Elimination of intersegment amounts [member] | Sales to Telefónica Group
Disclosure of operating segments [line items]
Sales	$ 0	$ 0	0
Elimination of intersegment amounts [member] | Sales to other group companies(*)
Disclosure of operating segments [line items]
Sales			$ (13,833)